Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities included in the Company’s consolidated balance sheets as of September 30, 2013 and 2012 are as follows:

	September 30
	2013	2012
Regulatory Assets:
Current Assets:
Under-recovery of gas costs	$—	$687,194
Other:
Accrued pension and postretirement medical	184,063	706,470
Utility Property:
In service:
Other	11,945	11,945
Other Assets:
Regulatory assets:
Premium on early retirement of debt	65,817	96,193
Accrued pension and postretirement medical	4,267,211	8,433,855
Other	141,083	12,000
Total regulatory assets	$4,670,119	$9,947,657
Regulatory Liabilities:
Current Liabilities:
Over-recovery of gas costs	$1,027,303	$—
Deferred Credits and Other Liabilities:
Asset retirement obligations	4,525,355	4,251,295
Regulatory cost of retirement obligations	8,180,173	7,828,157
Total regulatory liabilities	$13,732,831	$12,079,452

Summary of Asset Retirement Obligations
The following is a summary of the asset retirement obligation:

	Years Ended September 30
	2013	2012
Beginning balance	$4,251,295	$3,863,933
Liabilities incurred	75,312	63,965
Liabilities settled	(194,602)	(213,581)
Accretion	249,293	221,048
Revisions to estimated cash flows	144,057	315,930
Ending balance	$4,525,355	$4,251,295

Reconciliation of Changes in Allowance for Doubtful Accounts
A reconciliation of changes in the allowance for doubtful accounts is as follows:

	Years Ended September 30
	2013	2012	2011
Beginning balance	$65,219	$66,058	$65,275
Provision for doubtful accounts	85,033	11,588	67,317
Recoveries of accounts written off	122,432	134,331	190,995
Accounts written off	(204,145)	(146,758)	(257,529)
Ending balance	$68,539	$65,219	$66,058

Reconciliation of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is presented below:

	Years Ended September 30
	2013	2012	2011
Net Income	$4,262,052	$4,296,745	$4,653,473
Weighted-average common shares	4,698,727	4,647,439	4,592,713
Effect of dilutive securities:
Options to purchase common stock	39	3,510	8,079
Diluted average common shares	4,698,766	4,650,949	4,600,792
Earnings Per Share of Common Stock:
Basic	$0.91	$0.92	$1.01
Diluted	$0.91	$0.92	$1.01

Schedule of Derivative Instruments at Fair Value
The table below reflects the fair values of the derivative instruments and their corresponding classification in the consolidated balance sheets under the current liabilities caption of “Fair value of marked-to-market transactions” as of September 30, 2013 and 2012:
Fair Value of Derivative Instruments

	September 30
	2013	2012
Derivatives designated as hedging instruments:
Interest rate swaps	$1,986,695	$2,916,718
Total derivatives designated as hedging instruments	$1,986,695	$2,916,718

Summary of Other Comprehensive Loss and Financial Instrument Activity
A summary of other comprehensive income is provided below:

	Before Tax Amount	Tax (Expense) or Benefit	Net-of Tax Amount
Year Ended September 30, 2013:
Interest rate swaps:
Unrealized losses	$(20,479)	$7,774	$(12,705)
Transfer of realized losses to interest expense	950,501	(360,811)	589,690
Net unrealized losses on interest rate SWAPs	930,022	(353,037)	576,985
Defined benefit plans:
Net gain arising during period	1,714,890	(651,659)	1,063,231
Amortization of actuarial losses	219,890	(83,558)	136,332
Amortization of transition obligation	35,972	(13,669)	22,303
Net defined benefit plans	1,970,752	(748,886)	1,221,866
Other comprehensive income	$2,900,774	$(1,101,923)	$1,798,851
Year Ended September 30, 2012:
Interest rate swaps:
Unrealized losses	$(543,826)	$206,437	$(337,389)
Transfer of realized losses to interest expense	939,285	(356,553)	582,732
Net unrealized losses on interest rate SWAPs	395,459	(150,116)	245,343
Defined benefit plans:
Net loss arising during period	(508,666)	193,294	(315,372)
Amortization of actuarial losses	200,136	(76,052)	124,084
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(261,437)	99,347	(162,090)
Other comprehensive income	$134,022	$(50,769)	$83,253
Year Ended September 30, 2011:
Interest rate swaps:
Unrealized losses	$(723,525)	$274,652	$(448,873)
Transfer of realized losses to interest expense	947,894	(359,822)	588,072
Net unrealized losses on interest rate SWAPs	224,369	(85,170)	139,199
Defined benefit plans:
Net loss arising during period	(689,785)	262,119	(427,666)
Amortization of actuarial losses	149,604	(56,850)	92,754
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(493,088)	187,374	(305,714)
Other comprehensive loss	$(268,719)	$102,204	$(166,515)

Schedule of Components of Accumulated Comprehensive Loss
Composition of Accumulated Other Comprehensive Income (Loss)

	Interest Rate Swaps	Defined Benefit Plans	Accumulated Other Comprehensive Income (Loss)
Balance October 1, 2010	$(2,194,073)	$(1,672,750)	$(3,866,823)
Other comprehensive income (loss)	139,199	(305,714)	(166,515)
Balance September 30, 2011	(2,054,874)	(1,978,464)	(4,033,338)
Other comprehensive income (loss)	245,343	(162,090)	83,253
Balance September 30, 2012	(1,809,531)	(2,140,554)	(3,950,085)
Other comprehensive income (loss)	576,985	1,221,866	1,798,851
Balance September 30, 2013	$(1,232,546)	$(918,688)	$(2,151,234)